Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Mar. 22, 2021
Issuance of Class B common stock to Sponsor		$ 719	24,281		25,000
Issuance of Class B common stock to Sponsor (in Shares)		7,187,500
Issuance of private placement warrants			11,125,500		11,125,000
Issuance of warrants in Initial Public Offering			14,662,500		14,662,500
Non-cash contribution from Sponsor			4,664,431		4,664,431
Offering costs associated with warrants			(1,081,065)		(1,081,065)
Accretion for Class A common stock to redemption amount			(29,395,147)	(7,770,186)	(37,165,333)
Net income (loss)				(544,224)	(544,224)
Balance at Dec. 31, 2021		$ 719		(8,314,410)	(8,313,691)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Net income (loss)				(425,789)	(425,789)
Balance at Mar. 31, 2022		$ 719		(8,740,199)	(8,739,480)
Balance (in Shares) at Mar. 31, 2022		7,187,500
Balance at Dec. 31, 2021		$ 719		(8,314,410)	(8,313,691)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Net income (loss)					(385,356)
Balance at Jun. 30, 2022		$ 719		(8,714,976)	(8,714,257)
Balance (in Shares) at Jun. 30, 2022		7,187,500
Balance at Dec. 31, 2021		$ 719		(8,314,410)	(8,313,691)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Increase in redemption value of Class A common stock subject to possible redemption				(2,918,429)	(2,918,429)
Net income (loss)				2,041,984	2,041,984
Balance at Dec. 31, 2022		$ 719		(9,190,855)	(9,190,136)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Balance at Mar. 31, 2022		$ 719		(8,740,199)	(8,739,480)
Balance (in Shares) at Mar. 31, 2022		7,187,500
Remeasurement of redemption value of Class A common stock subject to possible redemption				(15,210)	(15,210)
Net income (loss)				40,433	40,433
Balance at Jun. 30, 2022		$ 719		(8,714,976)	(8,714,257)
Balance (in Shares) at Jun. 30, 2022		7,187,500
Balance at Dec. 31, 2022		$ 719		(9,190,855)	(9,190,136)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Increase in redemption value of Class A common stock subject to possible redemption				(2,649,152)	(2,649,152)
Net income (loss)				1,301,449	1,301,449
Balance at Mar. 31, 2023		$ 719		(10,538,558)	(10,537,839)
Balance (in Shares) at Mar. 31, 2023		7,187,500
Balance at Dec. 31, 2022		$ 719		(9,190,855)	(9,190,136)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Net income (loss)					1,149,440
Balance at Jun. 30, 2023		$ 719	1,117,790	(12,571,888)	(11,453,379)
Balance (in Shares) at Jun. 30, 2023		7,187,500
Balance at Mar. 31, 2023		$ 719		(10,538,558)	(10,537,839)
Balance (in Shares) at Mar. 31, 2023		7,187,500
Increase in redemption value of Class A common stock subject to possible redemption			(2,701,935)		(2,701,935)
Excise tax payable attributable to redemption of common stock				(1,881,321)	(1,881,321)
Waived deferred underwriting discount			3,819,725		3,819,725
Net income (loss)				(152,009)	(152,009)
Balance at Jun. 30, 2023		$ 719	$ 1,117,790	$ (12,571,888)	$ (11,453,379)
Balance (in Shares) at Jun. 30, 2023		7,187,500